Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents

	2023	2022

Cash at bank and on hand	12,029	21,372
Short-term deposits (a)	3,934	3,379
Shares of mutual funds (a)	87	1,768
Cash and cash equivalents	16,050	26,519

(a)Short-term deposits and shares of mutual funds are cash equivalents held for the purposes of meeting short-term cash commitments with maturities of three months or less from the date of acquisition and subject to insignificant risk of changes in value.